Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total Stages [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 699	€ 631
Mining and quarrying	2,793	3,390
Manufacturing	29,327	28,836
Electricity, gas, steam and air conditioning supply	4,839	3,839
Water supply, sewerage, waste management and remediation activities	783	796
Construction	3,646	3,823
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,046	20,572
Transport and storage	4,995	5,728
Accommodation and food service activities	2,437	2,014
Information and communication	6,138	4,774
Financial and insurance activities	304,119	330,400
Real estate activities	45,410	36,748
Professional, scientific and technical activities	10,193	9,008
Administrative and support service activities	6,523	7,374
Public administration and defense, compulsory social security	21,809	13,224
Education	373	638
Human health services and social work activities	3,469	3,468
Arts, entertainment and recreation	872	856
Other service activities	9,378	8,617
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	199,583	193,878
Activities of extraterritorial organizations and bodies	1,896	173
Total	680,328	678,787
Total Stages [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	12	24
Mining and quarrying	19	15
Manufacturing	546	498
Electricity, gas, steam and air conditioning supply	13	24
Water supply, sewerage, waste management and remediation activities	11	7
Construction	235	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	426	440
Transport and storage	76	214
Accommodation and food service activities	22	23
Information and communication	43	48
Financial and insurance activities	317	274
Real estate activities	152	128
Professional, scientific and technical activities	117	98
Administrative and support service activities	59	25
Public administration and defense, compulsory social security	13	16
Education	2	9
Human health services and social work activities	18	18
Arts, entertainment and recreation	7	7
Other service activities	75	51
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,930	2,088
Activities of extraterritorial organizations and bodies	1	0
Total	4,093	4,259
Stage 1 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	613	533
Mining and quarrying	2,647	2,970
Manufacturing	26,784	26,695
Electricity, gas, steam and air conditioning supply	4,609	3,476
Water supply, sewerage, waste management and remediation activities	708	777
Construction	2,987	3,108
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,404	19,119
Transport and storage	4,259	4,314
Accommodation and food service activities	2,240	1,692
Information and communication	5,633	4,443
Financial and insurance activities	299,108	318,867
Real estate activities	42,868	33,166
Professional, scientific and technical activities	9,253	8,169
Administrative and support service activities	5,909	7,091
Public administration and defense, compulsory social security	20,972	12,054
Education	354	612
Human health services and social work activities	3,264	3,246
Arts, entertainment and recreation	837	818
Other service activities	8,707	7,788
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	182,912	177,927
Activities of extraterritorial organizations and bodies	1,895	173
Total	645,967	637,037
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	4	8
Manufacturing	32	25
Electricity, gas, steam and air conditioning supply	4	3
Water supply, sewerage, waste management and remediation activities	1	0
Construction	4	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	19	19
Transport and storage	6	7
Accommodation and food service activities	5	3
Information and communication	10	8
Financial and insurance activities	95	81
Real estate activities	43	35
Professional, scientific and technical activities	8	7
Administrative and support service activities	6	8
Public administration and defense, compulsory social security	3	4
Education	0	1
Human health services and social work activities	5	7
Arts, entertainment and recreation	3	2
Other service activities	10	9
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	290	276
Activities of extraterritorial organizations and bodies	0	0
Total	549	509
Stage 2 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	43	38
Mining and quarrying	4	273
Manufacturing	1,498	1,291
Electricity, gas, steam and air conditioning supply	160	286
Water supply, sewerage, waste management and remediation activities	11	10
Construction	208	289
Wholesale and retail trade, repair of motor vehicles and motorcycles	978	859
Transport and storage	488	875
Accommodation and food service activities	93	166
Information and communication	472	286
Financial and insurance activities	3,756	10,526
Real estate activities	1,831	2,801
Professional, scientific and technical activities	512	498
Administrative and support service activities	400	189
Public administration and defense, compulsory social security	794	1,089
Education	18	19
Human health services and social work activities	187	209
Arts, entertainment and recreation	24	24
Other service activities	387	486
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	12,817	12,121
Activities of extraterritorial organizations and bodies	0	0
Total	24,680	32,335
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	2	2
Mining and quarrying	0	1
Manufacturing	33	24
Electricity, gas, steam and air conditioning supply	5	16
Water supply, sewerage, waste management and remediation activities	0	0
Construction	4	4
Wholesale and retail trade, repair of motor vehicles and motorcycles	18	18
Transport and storage	6	6
Accommodation and food service activities	2	2
Information and communication	17	13
Financial and insurance activities	30	33
Real estate activities	13	17
Professional, scientific and technical activities	8	8
Administrative and support service activities	6	3
Public administration and defense, compulsory social security	5	7
Education	0	0
Human health services and social work activities	6	5
Arts, entertainment and recreation	0	0
Other service activities	8	4
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	330	336
Activities of extraterritorial organizations and bodies	0	0
Total	492	501
Stage 3 [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	42	60
Mining and quarrying	141	147
Manufacturing	923	783
Electricity, gas, steam and air conditioning supply	70	77
Water supply, sewerage, waste management and remediation activities	64	10
Construction	307	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	653	593
Transport and storage	249	539
Accommodation and food service activities	31	35
Information and communication	32	46
Financial and insurance activities	431	373
Real estate activities	311	380
Professional, scientific and technical activities	195	151
Administrative and support service activities	189	62
Public administration and defense, compulsory social security	43	81
Education	2	8
Human health services and social work activities	15	12
Arts, entertainment and recreation	10	14
Other service activities	74	104
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	3,748	3,639
Activities of extraterritorial organizations and bodies	1	1
Total	7,531	7,452
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	10	21
Mining and quarrying	15	5
Manufacturing	481	449
Electricity, gas, steam and air conditioning supply	4	5
Water supply, sewerage, waste management and remediation activities	10	7
Construction	227	244
Wholesale and retail trade, repair of motor vehicles and motorcycles	389	403
Transport and storage	64	201
Accommodation and food service activities	15	17
Information and communication	16	27
Financial and insurance activities	189	153
Real estate activities	80	84
Professional, scientific and technical activities	98	83
Administrative and support service activities	52	19
Public administration and defense, compulsory social security	5	5
Education	1	7
Human health services and social work activities	7	5
Arts, entertainment and recreation	4	5
Other service activities	39	34
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,310	1,473
Activities of extraterritorial organizations and bodies	1	0
Total	3,015	3,247
Stage 3 POCI [Member] | Gross Carrying Amount [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	0
Mining and quarrying	1	0
Manufacturing	122	66
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	144	88
Wholesale and retail trade, repair of motor vehicles and motorcycles	11	0
Transport and storage	0	0
Accommodation and food service activities	74	121
Information and communication	0	0
Financial and insurance activities	824	633
Real estate activities	399	401
Professional, scientific and technical activities	232	190
Administrative and support service activities	25	32
Public administration and defense, compulsory social security	0	1
Education	0	0
Human health services and social work activities	2	2
Arts, entertainment and recreation	0	0
Other service activities	210	239
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	106	191
Activities of extraterritorial organizations and bodies	0	0
Total	2,150	1,963
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	0	1
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	1	1
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	0
Transport and storage	0	0
Accommodation and food service activities	0	0
Information and communication	0	0
Financial and insurance activities	2	7
Real estate activities	15	(9)
Professional, scientific and technical activities	4	0
Administrative and support service activities	(5)	(4)
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	0
Other service activities	19	4
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	4
Activities of extraterritorial organizations and bodies	0	0
Total	€ 36	€ 3